Post employment benefits - Balance sheet analysis of post employment plans (Details) - GBP (£) £ in Millions	Jun. 30, 2021	Jun. 30, 2020
Disclosure of defined benefit plans [line items]
Non-current assets	£ 1,018	£ 1,111
Non-current liabilities	(574)	(749)
Funded plans
Disclosure of defined benefit plans [line items]
Non-current assets	1,018	1,111
Non-current liabilities	(279)	(434)
Unfunded plans
Disclosure of defined benefit plans [line items]
Non-current liabilities	£ (295)	£ (315)